Supplementary Financial Information (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property Plant and Equipment [Line Items]
Total assets in service	$ 28,948	$ 26,749
Less accumulated depreciation	8,336	7,986
Net of accumulated depreciation	20,612	18,763
Construction work in progress	593	585
Held for future use	20	22
Property, plant and equipment - net	21,225	19,370
Distribution [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 14,937	14,007
Composite depreciation rate	2.50%
Avg. life	39 years 4 months 24 days
Transmission [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 12,156	11,094
Composite depreciation rate	2.90%
Avg. life	34 years 9 months 18 days
Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 1,855	$ 1,648
Composite depreciation rate	6.70%
Avg. life	14 years 10 months 24 days